CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($)	Common Stock [Member] BFLY Operations Inc	Additional Paid-in Capital [Member] BFLY Operations Inc	Additional Paid-in Capital [Member]	Accumulated Deficit [Member] BFLY Operations Inc	Accumulated Deficit [Member]	Convertible Preferred Stock BFLY Operations Inc	BFLY Operations Inc	Total
Convertible Preferred Stock, Balance at beginning of year at Dec. 31, 2018						$ 360,937,000
Convertible Preferred Stock, Balance at beginning of year (in shares) at Dec. 31, 2018						103,242,914
Convertible Preferred Stock, Balance at end of year at Dec. 31, 2019						$ 360,937,000
Convertible Preferred Stock, Balance at end of year (in shares) at Dec. 31, 2019						103,242,914
Beginning balance at Dec. 31, 2018	$ 1,000	$ 13,420,000		$ (132,364,000)			$ (118,943,000)
Balance at beginning of year (in shares) at Dec. 31, 2018	5,549,112
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(99,697,000)			(99,697,000)
Common stock issued upon exercise of stock options		324,000					324,000
Common stock issued upon exercise of stock options (in shares)	171,730
Stock-based compensation expense		6,038,000					6,038,000
Ending balance at Dec. 31, 2019	$ 1,000	19,782,000		(232,061,000)			(212,278,000)
Balance at end of year (in shares) at Dec. 31, 2019	5,720,842
Convertible Preferred Stock, Balance at end of year at Dec. 31, 2020						$ 360,937,000		$ 392,358,290
Convertible Preferred Stock, Balance at end of year (in shares) at Dec. 31, 2020						103,242,914
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(162,745,000)			(162,745,000)
Common stock issued upon exercise of stock options		2,009,000					2,009,000
Common stock issued upon exercise of stock options (in shares)	629,241
Stock-based compensation expense		11,083,000					11,083,000
Ending balance at Dec. 31, 2020	$ 1,000	32,874,000	$ 8,453,607	(394,806,000)	$ (3,454,848)		(361,931,000)	5,000,010
Balance at end of year (in shares) at Dec. 31, 2020	6,350,083
Convertible Preferred Stock, Balance at end of year at Dec. 31, 2020						$ 360,937,000		392,358,290
Convertible Preferred Stock, Balance at end of year (in shares) at Dec. 31, 2020						103,242,914
Beginning balance at Feb. 03, 2020			0		0			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(3,454,848)			(3,454,848)
Ending balance at Dec. 31, 2020	$ 1,000	$ 32,874,000	$ 8,453,607	$ (394,806,000)	$ (3,454,848)		$ (361,931,000)	$ 5,000,010
Balance at end of year (in shares) at Dec. 31, 2020	6,350,083